Interest in Other Entities (Details 2) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Interest in Other Entities [Abstract]
Fair value as of March 24, 2020	$ 137
Additions	1,464
Amortization of excess purchase price of an associate	(546)
Share of net profit of associate accounted for using the equity method	66
End of the period	$ 1,121		$ 137